Equity - Additional Information (Detail) (USD $)	1 Months Ended		10 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended
	Jun. 28, 2012 Property acre	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2012	Oct. 12, 2012 Paulson [Member]	Sep. 30, 2012 Non-employee directors [Member]	Mar. 31, 2013 Non-employee directors [Member]	Dec. 31, 2012 Non-employee directors [Member]	Dec. 31, 2012 Common stock, Class A [Member]	Mar. 31, 2013 Common stock, Class A [Member]	Feb. 24, 2012 Common stock, Class A [Member]	Oct. 12, 2012 Common stock, Class A [Member] Paulson [Member]	Feb. 24, 2012 Common stock, Class B [Member]	Dec. 31, 2012 Common stock, Class B [Member]	Dec. 31, 2012 Common stock, Class C [Member]	Feb. 24, 2012 Common stock, Class C [Member]	Dec. 31, 2012 Common stock, Class C [Member]	Sep. 30, 2012 Common stock, Class D [Member]	Sep. 30, 2012 Common stock, Class D [Member] Five-Year Options [Member]	Sep. 30, 2012 Common stock, Class D [Member] Ten-Year Options [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Warrants [Member]
Convertible Preferred Stock [Line Items]
Common stock, shares outstanding																		3,120,000			120,105,557
Common stock, shares issued									44,793,255			15,238,095		31,464,548	12,966,366		12,966,366
Common stock, par value		$ 0.01							$ 0.01	$ 0.01	$ 0.01		$ 15,737,294	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Conversion of common stock, shares issued									90,028
Aggregate cash consideration												$ 16,000,000	$ 25,000,000	$ 25,000,000		$ 60,000,000	$ 10,000,000
Common stock, shares issued to purchase warrants														15,737,294
Warrants to purchase common stock price per share														$ 2.07
Issuance of additional common stock																3,144,000	3,144,000
Common stock, shares converted															90,028
Area of property	165
Number of properties for sale	7
Aggregate purchase price of the property	21,500,000
Cash paid	11,000,000
Number of lots	1,000
Share issued to acquire the property	10,000,000
Options to purchase shares																		4,757,302	1,115,302	3,642,000
Restricted shares granted			2,499,293	2,499,293		256,500	338,234	256,500
Convertible Preferred Stock, issued					12,173,913
Convertible Preferred Stock, outstanding, issued in exchange for aggregate cash consideration		50,000,000			14,000,000
Aggregate purchase price		81,000,000			30,000,000
Conversion rate														1	1		1
Market value of common stock		43,100,000
Warrants expiration date				2017-02-24
Adoption of fresh start accounting																						$ 1,000,000